FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the bases used to measure certain assets and liabilities at fair value on a recurring basis:

Basis of Fair Value Measurements on a Recurring Basis	Dec 31, 2018				Dec 31, 2017
In millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets at fair value:
Cash equivalents [1]	$—	$566	$—	$566	$—	$2,280	$—	$2,280
Marketable securities	—	100	—	100	—	4	—	4
Interests in trade accounts receivable conduits [2]	—	—	—	—	—	—	677	677
Equity securities [3]	16	—	—	16	88	52	—	140
Debt securities: [3]
Government debt [4]	—	700	—	700	—	639	—	639
Corporate bonds	—	983	—	983	—	733	—	733
Derivatives relating to: [5]
Foreign currency	—	226	—	226	—	126	—	126
Commodities	17	93	—	110	47	100	—	147
Total assets at fair value	$33	$2,668	$—	$2,701	$135	$3,934	$677	$4,746
Liabilities at fair value:
Long-term debt including debt due within one year [6]	$—	$20,212	$—	$20,212	$—	$22,603	$—	$22,603
Derivatives relating to: [5]
Interest rates	—	64	—	64	—	4	—	4
Foreign currency	—	149	—	149	—	216	—	216
Commodities	23	189	—	212	31	261	—	292
Total liabilities at fair value	$23	$20,614	$—	$20,637	$31	$23,084	$—	$23,115

1.	Treasury bills, time deposits, and money market funds included in "Cash and cash equivalents" in the consolidated balance sheets and held at amortized cost, which approximates fair value.
2. Included in "Accounts and notes receivable – Other" in the consolidated balance sheets. See Note 16 for additional information on transfers of financial assets.
3. The Company’s investments in debt securities, which are primarily available-for-sale, and equity securities are included in “Other investments” in the consolidated balance sheets.
4. U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.
5. See Note 23 for the classification of derivatives in the consolidated balance sheets.
6. See Note 23 for information on fair value measurements of long-term debt.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table summarizes the changes in fair value measurements using Level 3 inputs for the years ended December 31, 2018 and 2017:

Fair Value Measurements Using Level 3 Inputs for Interests Held in Trade Accounts Receivable Conduits [1]	2018	2017
In millions
Balance at Jan 1	$677	$1,237
Gain (loss) included in earnings [2]	3	(8)
Purchases [3]	—	8,910
Settlements [3,4]	(680)	(9,462)
Balance at Dec 31	$—	$677

1.	Included in "Accounts and notes receivable – Other" in the consolidated balance sheets.

2.	Included in "Selling, general and administrative expenses" in the consolidated statements of income.

3.
Presented in accordance with ASU 2016-15. See Note 2 for additional information. In connection with the review and implementation of ASU 2016-15, the Company also changed the prior year value of “Purchases” and "Settlements" due to additional interpretive guidance of the required method for calculating the cash received from beneficial interests in the conduits, including additional guidance from the SEC's Office of the Chief Accountant issued in the third quarter of 2018 that indicated an entity must evaluate daily transaction activity to calculate the value of cash received from beneficial interests in conduits.

4.	Includes noncash transactions of $23 million for the year ended December 31, 2018.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis
The following table summarizes the bases used to measure certain assets at fair value on a nonrecurring basis in the consolidated balance sheets in 2018, 2017 and 2016:

Basis of Fair Value Measurements on a Nonrecurring Basis at Dec 31	(Level 1)	(Level 3)	Total Losses
In millions
2018
Assets at fair value:
Long-lived assets and other assets	$—	$—	$(67)
2017
Assets at fair value:
Long-lived assets, intangible assets, other assets and equity method investments	$—	$61	$(955)
Goodwill	$—	$—	$(1,491)
2016
Assets at fair value:
Long-lived assets, other assets and equity method investments	$46	$—	$(296)